Net Sales	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020
Net Sales

3. Net Sales

Revenue from merchandise sales is recognized, net of sales tax, when the Company’s performance obligation to the customer is met, which is when the Company transfers control of the merchandise to the customer. Store merchandise sales are recognized at the point of sale and e-commerce sales are recognized upon delivery to the customer.

The following table sets forth the approximate amount of sales by merchandise divisions for the periods presented (amounts in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	October 31, 2020	November 2, 2019	October 31, 2020	November 2, 2019
Merchandise division sales (1)
Outdoors	$487,401	$364,944	$1,448,987	$1,002,138
Sports and recreation	263,506	196,592	919,699	721,665
Apparel	318,731	322,375	939,388	951,385
Footwear	272,626	255,649	762,174	769,857

Total merchandise sales (2)	1,342,264	1,139,560	4,070,248	3,445,045
Other sales (3)	6,812	5,643	21,549	14,360

Net Sales	$1,349,076	$1,145,203	$4,091,797	$3,459,405

(1)

Certain products and categories were recategorized amongst various categories and divisions, respectively, to better align with our current merchandising strategy and view of the business. As a result, we have reclassified sales between divisions in the thirteen and thirty-nine weeks ended November 2, 2019 for comparability purposes. This reclassification is in divisional presentation only and did not impact the overall net sales balances previously disclosed (see Note 2).

(2)

E-commerce sales consisted of 7.5% and 9.8% of merchandise sales for the thirteen and thirty-nine weeks ended October 31, 2020, respectively, and 4.5% and 3.8% for the thirteen and thirty-nine weeks ended November 2, 2019, respectively.

(3)	Other sales consisted primarily of the sales return allowance, gift card breakage income, credit card bounties and royalties, shipping income, net hunting and fishing license income and other items.

We sell gift cards in stores, online and in third-party retail locations. A liability for gift cards, which is recorded in accrued expenses and other liabilities on our balance sheets is established at the time of sale and revenues are recognized as the gift cards are redeemed in stores or on our website.

The following is a reconciliation of the gift card liability (amounts in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	October 31, 2020	November 2, 2019	October 31, 2020	November 2, 2019
Gift card liability, beginning balance	$55,410	$50,631	$67,993	$66,153

Issued	14,910	19,382	47,524	63,883
Redeemed	(17,861)	(21,773)	(61,574)	(80,006)
Recognized as breakage income	(370)	(585)	(1,854)	(2,375)

Gift card liability, ending balance	$52,089	$47,655	$52,089	$47,655

New Academy Holding Company, LLC
Net Sales
3.	Net Sales

The following table sets forth the approximate amount of sales by merchandise divisions for the periods presented (amounts in thousands):

	Fiscal Year Ended
	February 1, 2020	February 2, 2019	February 3, 2018
Merchandise division sales (1)
Outdoors	$1,522,985	$1,544,021	$1,583,183
Sports and recreation	859,868	900,347	939,464
Apparel	1,405,258	1,321,035	1,311,054
Footwear	1,021,603	997,692	986,887

Total merchandise sales (2)	4,809,714	4,763,095	4,820,588
Other sales (3)	20,183	20,798	14,994

Net sales	$4,829,897	$4,783,893	$4,835,582

(1)

Certain products and categories were recategorized amongst categories and divisions during 2019 in order to better align with our current merchandising strategy and view of the business. As a result, we have reclassified sales between divisions for 2018 and 2017 for comparability purposes. This reclassification is in presentation only and did not impact the overall net sales balances previously disclosed (see Note 2).

(2)	E-commerce sales consist of 5.1%, 4.9% and 4.0% of merchandise sales for 2019, 2018 and 2017, respectively.
(3)	Other sales consists primarily of the sales return allowance, gift card breakage income, credit card bounties and royalties, shipping income, net hunting and fishing license income and other items.

We sell gift cards in stores, online and in third-party retail locations. The gift cards we sell have no expiration dates. We establish a liability for gift cards, which is recorded in accrued expenses and other liabilities on our consolidated balance sheets, at the time of sale and recognize revenues as the gift cards are redeemed. Based on historical gift card redemption patterns, we can reasonably estimate the amount of gift cards that have a remote likelihood of redemption. These identified amounts are recorded as net sales and recognized in proportion to historical redemption trends, which is referred to as “breakage.”

The following is a reconciliation of the gift card liability (amounts in thousands):

	Fiscal Year Ended
	February 1, 2020	February 2, 2019	February 3, 2018
Gift card liability, beginning balance	$66,153	$59,724	$51,493

Issued	134,839	153,429	147,004
Redeemed	(128,638)	(142,742)	(134,580)
Recognized as breakage income	(4,361)	(4,258)	(4,193)

Gift card liability, ending balance	$67,993	$66,153	$59,724